SHORT-TERM BORROWING (Details) ¥ in Thousands, $ in Thousands			1 Months Ended
	Nov. 14, 2022 USD ($)	Oct. 11, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 14, 2022 CNY (¥)	Nov. 14, 2022 USD ($)	Oct. 11, 2022 CNY (¥)	Oct. 11, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SHORT-TERM BORROWING
Short-term borrowings				¥ 20,894	$ 3,029						¥ 103
Cathy Bank
SHORT-TERM BORROWING
Mortgaged property amount			$ 3,000
Loan received		$ 1,500
Interest rate		4.46%
East West Bank
SHORT-TERM BORROWING
Line of credit						$ 3,000
Loan received	$ 1,500
Ambow Education Inc | Cathy Bank
SHORT-TERM BORROWING
Short-term borrowings									¥ 10,447	$ 1,500
Interest rate (as a percent)									4.46%	4.46%
Ambow Education Inc | East West Bank
SHORT-TERM BORROWING
Short-term borrowings							¥ 10,447	$ 1,500
Interest rate (as a percent)							2.50%	2.50%